Note 10 - Commitments, Contingencies and Guarantees (Details Textual) - USD ($) $ in Millions	Sep. 30, 2018	Jun. 13, 2018
CrystalGenomics [member] | Exclusive license to cg806 outside of Korea and China [member] | Development Milestones [Member]
Statement Line Items [Line Items]
Possible future milestone payment	$ 16.0
CrystalGenomics [member] | Exclusive license to cg806 outside of Korea and China [member] | Regulatory Milestones [Member]
Statement Line Items [Line Items]
Possible future milestone payment	44.0
CrystalGenomics [member] | Exclusive license to cg806 in China [member] | Development Milestones [Member]
Statement Line Items [Line Items]
Possible future milestone payment		$ 6.0
CrystalGenomics [member] | Exclusive license to cg806 in China [member] | Regulatory Milestones [Member]
Statement Line Items [Line Items]
Possible future milestone payment		$ 20.0
Clinical development of APTO-253 and CG'806 [member]
Statement Line Items [Line Items]
Transaction price allocated to remaining performance obligations	$ 3.5